UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21670

Investment Company Act File Number

Eaton Vance Enhanced Equity Income Fund II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Enhanced Equity Income Fund II

September 30, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.4%(1)

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)	29,967	$3,924,179
Raytheon Co.	52,010	5,682,612
Spirit AeroSystems Holdings, Inc., Class A(2)	135,158	6,533,538
United Technologies Corp.	74,636	6,641,858

		$22,782,187

Banks — 2.3%
Citigroup, Inc.	134,103	$6,652,850
PNC Financial Services Group, Inc. (The)	36,483	3,254,284
Wells Fargo & Co.	103,355	5,307,279

		$15,214,413

Beverages — 3.4%
Constellation Brands, Inc., Class A	85,053	$10,649,486
PepsiCo, Inc.	120,897	11,400,587

		$22,050,073

Biotechnology — 8.3%
Biogen, Inc.(2)	18,492	$5,396,150
Celgene Corp.(2)	165,321	17,882,773
Gilead Sciences, Inc.	202,163	19,850,385
Incyte Corp.(2)	39,439	4,351,305
Vertex Pharmaceuticals, Inc.(2)	64,856	6,754,104

		$54,234,717

Building Products — 0.8%
Fortune Brands Home & Security, Inc.	109,067	$5,177,410

		$5,177,410

Capital Markets — 2.1%
Charles Schwab Corp. (The)	243,622	$6,957,844
Invesco, Ltd.	206,491	6,448,714

		$13,406,558

Chemicals — 0.8%
Monsanto Co.	60,978	$5,203,863

		$5,203,863

Communications Equipment — 0.7%
Palo Alto Networks, Inc.(2)	28,048	$4,824,256

		$4,824,256

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	83,571	$7,228,892

		$7,228,892

Food & Staples Retailing — 1.7%
Sprouts Farmers Market, Inc.(2)	524,604	$11,069,144

		$11,069,144

Food Products — 3.4%
Hain Celestial Group, Inc. (The)(2)	123,737	$6,384,829
Mondelez International, Inc., Class A	269,576	11,287,147
WhiteWave Foods Co. (The), Class A(2)	103,745	4,165,362

		$21,837,338

Security	Shares	Value
Health Care Equipment & Supplies — 4.5%
Cooper Cos., Inc. (The)	48,591	$7,233,256
Medtronic PLC	222,479	14,892,745
Zimmer Biomet Holdings, Inc.	72,584	6,817,815

		$28,943,816

Health Care Providers & Services — 1.4%
Amsurg Corp.(2)	116,545	$9,056,712

		$9,056,712

Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc.(2)	6,657	$4,794,704
Starbucks Corp.	194,995	11,083,516

		$15,878,220

Internet & Catalog Retail — 6.8%
Amazon.com, Inc.(2)	57,337	$29,350,237
Priceline Group, Inc. (The)(2)	11,986	14,825,004

		$44,175,241

Internet Software & Services — 11.0%
Facebook, Inc., Class A(2)	274,098	$24,641,410
Google, Inc., Class C(2)	68,577	41,723,619
Twitter, Inc.(2)	183,750	4,950,225

		$71,315,254

IT Services — 4.3%
Fiserv, Inc.(2)	84,670	$7,333,269
Visa, Inc., Class A	296,228	20,635,242

		$27,968,511

Leisure Products — 1.8%
Brunswick Corp.	239,745	$11,481,388

		$11,481,388

Machinery — 0.5%
Toro Co. (The)	47,699	$3,364,687

		$3,364,687

Media — 2.9%
Comcast Corp., Class A	95,458	$5,429,651
Walt Disney Co. (The)	132,545	13,546,099

		$18,975,750

Multiline Retail — 1.6%
Dollar General Corp.	144,955	$10,500,540

		$10,500,540

Oil, Gas & Consumable Fuels — 0.4%
EOG Resources, Inc.	34,741	$2,529,145

		$2,529,145

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	91,359	$7,370,844

		$7,370,844

Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	223,655	$13,240,376
Perrigo Co. PLC	96,305	15,145,887

		$28,386,263

Road & Rail — 2.3%
Genesee & Wyoming, Inc., Class A(2)	82,999	$4,903,581
Union Pacific Corp.	114,224	10,098,544

		$15,002,125

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 4.6%
Avago Technologies, Ltd.	95,527	$11,941,830
NXP Semiconductors NV(2)	128,437	11,183,010
Texas Instruments, Inc.	135,586	6,714,219

		$29,839,059

Software — 5.5%
Microsoft Corp.	222,060	$9,828,376
salesforce.com, Inc.(2)	185,366	12,869,961
Tableau Software, Inc., Class A(2)	98,203	7,834,635
VMware, Inc., Class A(2)	69,976	5,513,409

		$36,046,381

Specialty Retail — 7.1%
Advance Auto Parts, Inc.	37,375	$7,083,684
Home Depot, Inc. (The)	153,065	17,677,477
Restoration Hardware Holdings, Inc.(2)	70,169	6,547,469
Signet Jewelers, Ltd.	59,211	8,060,393
TJX Cos., Inc. (The)	92,462	6,603,636

		$45,972,659

Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	375,500	$41,417,650
EMC Corp.	317,338	7,666,886

		$49,084,536

Textiles, Apparel & Luxury Goods — 2.2%
NIKE, Inc., Class B	115,696	$14,227,137

		$14,227,137

Total Common Stocks (identified cost $564,629,059)		$653,147,119

Short-Term Investments — 0.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.23%(3)	$5,556	$5,556,232

Total Short-Term Investments (identified cost $5,556,232)		$5,556,232

Total Investments — 101.3% (identified cost $570,185,291)		$658,703,351

Covered Call Options Written — (0.2)%

Security	Number of Contracts	Strike Price	Expiration Date	Value
Amazon.com, Inc.	285	$545.00	10/2/15	$(2,137)
Amsurg Corp.	415	95.00	11/20/15	(11,413)
Apple, Inc.	1,875	120.00	10/23/15	(70,313)
Avago Technologies, Ltd.	475	135.00	10/16/15	(53,438)
Biogen, Inc.	90	327.50	10/2/15	(450)
Boeing Co. (The)	145	137.00	10/2/15	(290)
Bristol-Myers Squibb Co.	1,115	65.50	10/30/15	(70,803)
Celgene Corp.	825	131.00	10/2/15	(2,062)
Charles Schwab Corp. (The)	1,215	33.00	10/16/15	(6,075)
Chipotle Mexican Grill, Inc.	30	752.50	10/2/15	(150)
Citigroup, Inc.	670	56.00	10/2/15	(2,345)
Comcast Corp., Class A	475	59.50	10/23/15	(19,475)

Security	Number of Contracts	Strike Price	Expiration Date	Value
Constellation Brands, Inc., Class A	425	$135.00	10/16/15	$(17,000)
Cooper Cos., Inc. (The)	240	180.00	10/16/15	(6,000)
Dollar General Corp.	720	79.50	10/2/15	(18,000)
EMC Corp.	1,585	26.50	10/2/15	(11,888)
EOG Resources, Inc.	170	81.00	10/23/15	(10,285)
Estee Lauder Cos., Inc. (The), Class A	455	85.00	10/16/15	(7,962)
Facebook, Inc., Class A	1,370	95.00	10/9/15	(34,935)
Fortune Brands Home & Security, Inc.	395	55.00	11/20/15	(11,850)
Genesee & Wyoming, Inc., Class A	410	70.00	10/16/15	(10,250)
Gilead Sciences, Inc.	700	114.00	10/2/15	(5,250)
Google, Inc., Class C	340	662.50	10/2/15	(5,100)
Hain Celestial Group, Inc. (The)	615	65.00	10/16/15	(3,075)
Home Depot, Inc. (The)	765	122.00	10/30/15	(45,900)
Invesco, Ltd.	1,030	35.00	11/20/15	(25,750)
McGraw Hill Financial, Inc.	415	105.00	10/16/15	(1,037)
Medtronic PLC	1,110	73.00	10/23/15	(19,980)
Microsoft Corp.	1,110	46.00	10/23/15	(64,380)
Mondelez International, Inc., Class A	1,200	46.00	11/20/15	(61,800)
NIKE, Inc., Class B	575	129.00	11/6/15	(72,450)
NXP Semiconductors NV	640	92.50	10/16/15	(73,600)
Palo Alto Networks, Inc.	140	182.50	10/9/15	(15,050)
PepsiCo, Inc.	480	96.50	10/23/15	(39,120)
PNC Financial Services Group, Inc. (The)	180	92.50	11/20/15	(28,710)
Priceline Group, Inc. (The)	65	1,345.00	10/16/15	(15,438)
Raytheon Co.	260	110.00	11/20/15	(79,300)
Restoration Hardware Holdings, Inc.	350	105.00	10/16/15	(3,500)
Signet Jewelers, Ltd.	295	145.00	10/16/15	(8,850)
Spirit AeroSystems Holdings, Inc., Class A	675	55.00	10/16/15	(8,437)
Starbucks Corp.	970	58.50	10/2/15	(3,395)
Tableau Software, Inc., Class A	490	104.00	10/9/15	(12,250)
Texas Instruments, Inc.	675	50.50	10/9/15	(30,713)
TJX Cos., Inc. (The)	460	77.50	11/20/15	(28,750)
Twitter, Inc.	915	31.00	10/9/15	(6,862)
Union Pacific Corp.	570	88.50	10/2/15	(40,185)
United Technologies Corp.	370	93.00	11/6/15	(41,625)
Vertex Pharmaceuticals, Inc.	230	141.00	10/9/15	(5,750)
Visa, Inc., Class A	1,480	75.50	10/2/15	(1,480)
VMware, Inc., Class A	345	89.00	10/2/15	(8,625)
Walt Disney Co. (The)	620	108.00	10/2/15	(1,240)
Wells Fargo & Co.	515	54.00	10/30/15	(22,403)
WhiteWave Foods Co. (The), Class A	515	50.00	10/16/15	(6,437)

Total Covered Call Options Written (premiums received $4,307,447)				$(1,153,563)

Other Assets, Less Liabilities — (1.1)%				$(7,165,879)

Net Assets — 100.0%				$650,383,909

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	A portion of each applicable common stock for which a written call option is outstanding at September 30, 2015 has been pledged as collateral for such written option.

(2)	Non-income producing security.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of September 30, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended September 30, 2015 was $8,919.

Written options activity for the fiscal year to date ended September 30, 2015 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	40,542	$3,705,852
Options written	267,268	29,241,222
Options terminated in closing purchase transactions	(110,395)	(11,924,971)
Options expired	(164,930)	(16,714,656)

Outstanding, end of period	32,485	$4,307,447

At September 30, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes covered call options on individual stocks above the current value of the stock to generate premium income. In writing call options on individual stocks, the Fund in effect, sells potential appreciation in the value of the applicable stock above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying stock decline.

At September 30, 2015, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $1,153,563.

The cost and unrealized appreciation (depreciation) of investments of the Fund at September 30, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$570,184,241

Gross unrealized appreciation	$119,897,292
Gross unrealized depreciation	(31,378,182)

Net unrealized appreciation	$88,519,110

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$653,147,119 *	$—	$—	$653,147,119
Short-Term Investments	—	5,556,232	—	5,556,232
Total Investments	$653,147,119	$5,556,232	$—	$658,703,351

Liability Description
Covered Call Options Written	$(1,153,563)	$—	$—	$(1,153,563)
Total	$(1,153,563)	$—	$—	$(1,153,563)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of December 31, 2014 whose fair value was determined using Level 3 inputs. At September 30, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Enhanced Equity Income Fund II

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Allison
Michael A. Allison
President

Date:	November 23, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 23, 2015